RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended
Sep. 30, 2013
Jinong [Member]
Related Party Nature Of Relationship	Being a cost investment of the Company (note 10)
Liyu [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 10)
Henan Agriculture University [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Beijing Origin
The Fifth Agricultural Construction Division of the Xinjiang Production and Construction Corps (“Xinjiang PCCA 5th Division”) [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Xinjiang Origin
Beijing Shihui Agriculture Ltd [Member]
Related Party Nature Of Relationship	Being owned by close family members of CEO
Agriculture Institute in Neijiang City [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of Denong
Yuansheng Technology Limited [Member] | Shijiazhuang Liyu Technology and Development Limited [Member]
Related Party Nature Of Relationship	Being an equity investment of the Company (note 7)
Beijing Origin Seed Limited [Member] | Shijiazhuang Liyu Technology and Development Limited [Member]
Related Party Nature Of Relationship	Being the non-controlling interest of the Company